Expense Example - SelectPortfoliosGroup1-ConsumerDiscretionarySector-ComboPRO - SelectPortfoliosGroup1-ConsumerDiscretionarySector-ComboPRO - Select Retailing Portfolio - Select Retailing Portfolio	Apr. 29, 2025 USD ($)
Expense Example:
1 year	$ 65
3 years	205
5 years	357
10 years	$ 798